Subsidiary Guarantors (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Current assets
Cash	$ 32,790	$ 23,820	$ 23,055
Restricted Cash	97	45
Accounts receivable, net
Oil and gas sales	62,146	51,233	52,766
Joint interest owners	36,009	42,481	23,280
Other	2,313	16,782	818
Commodity derivative assets	13,077	8,837	14,681
Other current assets	3,120	2,392	1,687
Deferred tax assets		12
Total current assets	149,552	145,602	116,287
Oil and gas properties, net, at cost under the successful efforts method	1,533,704	1,297,228	1,080,054
Other property, plant and equipment, net	3,863	3,444	2,479
Commodity derivative assets	15,125	25,398	26,591
Other assets	18,950	15,006	15,345
Deferred tax assets		1,301	359
Total assets	1,721,194	1,487,979	1,241,115
Current liabilities
Trade accounts payable	118,687	89,430	58,516
Oil and gas sales payable	73,343	66,179	63,858
Accrued liabilities	43,506	10,805	9,892
Commodity derivative liabilities	988	10,664	10,424
Deferred tax liabilities	68		17
Asset retirement obligations	3,026	2,590	174
Total current liabilities	239,618	179,668	142,881
Long-term debt	270,000	658,000	438,000
Senior notes	500,000
Deferred revenue	13,669	14,531	14,886
Commodity derivative liabilities	1,010	190	511
Asset retirement obligations	9,642	8,373	10,025
Deferred tax liabilities	8,348	3,093	2,138
Total liabilities	1,042,287	863,855	608,441
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Treasury stock, at cost: 22,602 Class A shares	(358)
Additional paid-in-capital	175,876	173,169	172,652
Retained earnings (deficit)	7,369	(2,186)	(869)
Stockholders' / members' equity	182,937		171,833
Non-controlling interest	495,970	453,091	460,841
Total stockholders' / members' equity	678,907		632,674
Total liabilities and stockholders' equity	1,721,194	1,487,979	1,241,115
Treasury stock, shares	22,602	0
Class A common stock
Stockholders' / members' equity
Common stock	13	13	13
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	12,576,612	12,526,580	12,526,580
Common Stock, shares outstanding	12,554,010	12,526,580	12,526,580
Class B common stock
Stockholders' / members' equity
Common stock	37	37	37
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	36,813,731	36,836,333	36,836,333
Common Stock, shares outstanding	36,813,731	36,836,333	36,836,333
Eliminations
Accounts receivable, net
Intercompany receivable	(1,141,079)		(846,462)
Total current assets	(1,141,079)		(846,462)
Investment in Subsidiaries	(185,245)		(171,237)
Total assets	(1,326,324)		(1,017,699)
Current liabilities
Intercompany payable	(1,133,710)		(847,329)
Total current liabilities	(1,133,710)		(847,329)
Total liabilities	(1,133,710)		(847,329)
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Members' equity	(688,584)		(631,211)
Stockholders' / members' equity	(688,584)		(631,211)
Non-controlling interest	495,970		460,841
Total stockholders' / members' equity	(192,614)		(170,370)
Total liabilities and stockholders' equity	(1,326,324)		(1,017,699)
JEI (Parent)
Current assets
Cash	100		100
Accounts receivable, net
Intercompany receivable	1,518		137
Total current assets	1,618		237
Deferred tax assets			359
Investment in Subsidiaries	185,245		171,237
Total assets	186,863		171,833
Current liabilities
Deferred tax liabilities	3,926
Total liabilities	3,926
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Treasury stock, at cost: 22,602 Class A shares	(358)
Additional paid-in-capital	175,876		172,652
Retained earnings (deficit)	7,369		(869)
Stockholders' / members' equity	182,937		171,833
Total stockholders' / members' equity	182,937		171,833
Total liabilities and stockholders' equity	186,863		171,833
JEI (Parent) | Class A common stock
Stockholders' / members' equity
Common stock	13		13
Common Stock, par value (in dollars per share)	$ 0.001		$ 0.001
Common Stock, shares issued	12,576,612		12,526,580
Common Stock, shares outstanding	12,554,010		12,526,580
JEI (Parent) | Class B common stock
Stockholders' / members' equity
Common stock	37		37
Common Stock, par value (in dollars per share)	$ 0.001		$ 0.001
Common Stock, shares issued	36,813,731		36,836,333
Common Stock, shares outstanding	36,813,731		36,836,333
Issuers
Current assets
Cash	1,206		1,160
Accounts receivable, net
Other	960
Commodity derivative assets	13,077		14,681
Other current assets	551		434
Intercompany receivable	1,139,561		846,325
Total current assets	1,155,355		862,600
Commodity derivative assets	15,125		26,591
Other assets	18,695		14,110
Total assets	1,189,175		903,301
Current liabilities
Trade accounts payable	625		446
Accrued liabilities	17,022		1,685
Commodity derivative liabilities	988		10,424
Deferred tax liabilities	68		17
Total current liabilities	18,703		12,572
Long-term debt	270,000		438,000
Senior notes	500,000
Deferred revenue	13,669		14,886
Commodity derivative liabilities	1,010		511
Deferred tax liabilities	4,422		2,138
Total liabilities	807,804		468,107
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Members' equity	381,371		435,194
Stockholders' / members' equity	381,371		435,194
Total stockholders' / members' equity	381,371		435,194
Total liabilities and stockholders' equity	1,189,175		903,301
Guarantor Subsidiaries
Current assets
Cash	31,414		21,130
Restricted Cash	97
Accounts receivable, net
Oil and gas sales	62,146		52,766
Joint interest owners	36,009		23,280
Other	1,353		818
Other current assets	2,569		1,253
Total current assets	133,588		99,247
Oil and gas properties, net, at cost under the successful efforts method	1,533,704		1,080,054
Other property, plant and equipment, net	3,044		2,479
Other assets	255		1,235
Total assets	1,670,591		1,183,015
Current liabilities
Trade accounts payable	118,062		58,070
Oil and gas sales payable	73,343		63,858
Accrued liabilities	26,484		8,207
Asset retirement obligations	3,026		174
Intercompany payable	1,131,365		845,480
Total current liabilities	1,352,280		975,789
Asset retirement obligations	9,642		10,025
Total liabilities	1,361,922		985,814
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Members' equity	308,669		197,201
Stockholders' / members' equity	308,669		197,201
Total stockholders' / members' equity	308,669		197,201
Total liabilities and stockholders' equity	1,670,591		1,183,015
Non-Guarantor Subsidiaries
Current assets
Cash	70		665
Accounts receivable, net
Total current assets	70		665
Other property, plant and equipment, net	819
Total assets	889		665
Current liabilities
Intercompany payable	2,345		1,849
Total current liabilities	2,345		1,849
Total liabilities	2,345		1,849
Commitments and contingencies (Note 9)
Stockholders' / members' equity
Members' equity	(1,456)		(1,184)
Stockholders' / members' equity	(1,456)		(1,184)
Total stockholders' / members' equity	(1,456)		(1,184)
Total liabilities and stockholders' equity	$ 889		$ 665